Establishment and operations - Summary of proceeds raised and issuance costs incurred related to the Business Combination (Details) - USD ($)		12 Months Ended
	Mar. 30, 2022	Dec. 31, 2022	Dec. 31, 2023
Establishment and operations
Number of shares	13,949,001	139,026,084
Public shares outstanding, USD	$ 53,240,010	$ 13,903	$ 16,979
Shares issued to SPAC public investors (Note 35), USD		$ 1,395
Cash from reverse recapitalization	53,240,010
SPAC reverse recapitalization professional fees	(20,906,209)
Net proceeds from reverse recapitalization	$ 32,333,801
SPAC
Establishment and operations
Number of shares		34,500,000
Shares redeemed, Number of shares		(29,175,999)
SPAC | Class A Ordinary Shares
Establishment and operations
Number of shares	34,500,000	5,324,001
Public shares outstanding, USD	$ 345,000,000
Shares redeemed, Number of shares	(29,175,999)
Shares redeemed, USD	$ (291,759,990)
Shares issued to SPAC public investors (Note 35), Number of shares	5,324,001
Shares issued to SPAC public investors (Note 35), USD	$ 53,240,010
Shares converted for SPAC founders (Note 35), Number of shares	8,625,000